Taxation - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Loss before income tax		¥ (554,328)	$ (75,942)	¥ (637,650)	¥ (545,780)
Income tax benefits computed at the PRC statutory tax rate of 25%		(138,582)	(18,985)	(159,413)	(136,445)
Effect of different tax rates in different jurisdictions		45,721	6,264	84,086	49,280
Effect of tax holiday and preferential tax rates		29,949	4,103	2,981	4,908
Research and development super-deduction		(10,073)	(1,380)	(8,749)	(9,361)
Non-taxable income	[1]	(4,956)	(679)	(5,488)	(2,809)
Non-deductible expenses	[2]	9,330	1,278	21,538	1,783
Effect of change in tax rate		2,788	382	3,080	(106,824)
Outside basis difference on investment		(7,869)	(1,078)	(33,413)	(3,800)
Changes in uncertain tax position		(6,331)	(867)	(4,183)	(11,903)
Effect of goodwill impairment		22,934	3,142
Withholding tax and others		17,084	2,339	22,683	(4,345)
Changes in valuation allowance		87,263	11,955	33,097	194,427
Income tax (benefits) expenses		¥ 47,258	$ 6,474	¥ (43,781)	¥ (25,089)

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.